LEASES (Lease Information) (Details)							3 Months Ended		12 Months Ended
	Oct. 06, 2016 USD ($)	Aug. 01, 2016 USD ($)	May 10, 2016 USD ($)	Feb. 05, 2016 USD ($) renewal_term subsidiary	Sep. 01, 2015 USD ($) renewal_term facility	Aug. 14, 2015 USD ($)	Mar. 31, 2017 USD ($) facility	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) facility	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 09, 2015	Aug. 01, 2015 USD ($)	Jun. 11, 2015 USD ($)
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases | facility							11		11
Operating lease, escalation percentage, initial term, percentage							0.03		0.03
Operating lease, escalation percentage, renewal term, percentage							0.01
Future minimum lease payments
2017									$ 8,126,000
2017							$ 6,167,000
2018							8,331,000		8,308,000
2019							8,492,000		8,492,000
2020							8,671,000		8,671,000
2021							8,830,000		8,830,000
Thereafter							46,456,000		46,456,000
Total							$ 86,947,000		$ 88,883,000
Number of sublease agreements executed | facility							26		26
Number of sublease agreements executed, owned by company | facility							14		14
Annual rent, per agreement									$ 20,450,000
Expected disbursements							$ 6,900,000	$ 700,000	$ 13,200,000
Number of subsidiaries entered into lease agreement | subsidiary				9
Amount of asset purchase agreement											$ 6,850,000			$ 6,750,000
Number of facilities | facility							29		29
Investment to regain recertification									$ 800,000
Proceeds from sale of property and equipment									18,370,000	$ 0
Rent revenue with property under rectification							$ 1		$ 1
Period where rent is $1							3 months		3 months
Rent discount period							5 months		5 months
Rent discount (percent)							50.00%		50.00%
Loans receivable							$ 1,000,000
LOC fixed interest rate (percent)							13.50%
Outstanding amount									$ 0
Operating Leases, Future Minimum Payments Receivable [Abstract]
2017							$ 15,731,000
2017									20,744,000
2018							21,825,000		21,824,000
2019							22,298,000		22,299,000
2020							22,825,000		22,825,000
2021							23,402,000		23,402,000
Thereafter							132,193,000		132,193,000
Total							238,274,000		$ 243,287,000
Short-term debt							$ 6,900,000
Third Party Operators
Future minimum lease payments
Number of sublease agreements executed, owned by company | facility							15		15
Lease Ending 2020
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases | facility									8
Prime Lease Second Amendment
Operating Leased Assets [Line Items]
Operating lease, increase in contract term						7 years
Lessor fees						$ 575,000
Period of prepaid rent						1 month
Prepaid rent on termination of lease						$ 398,000
Deposit						$ 500,000
Quarterly payment, threshold for payment, in days						10 days
Quarterly payment						$ 26,000
Operating lease, escalation percentage, initial term, percentage												0.020
Operating lease, escalation percentage, renewal term, percentage												0.025
Future minimum lease payments
2017						$ 5,300,000
Lease Ending 2022
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases | facility									2
Bonterra/Parkview Lease Agreement
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, renewal term, percentage					0.375
Renewal term (in years)					3 years
Number of facilities subleased | facility					2
Operating lease renewal terms | renewal_term					2
Operating lease, renewal term					12 years
Future minimum lease payments
2017					$ 1,900,000
Covington Lease Amendment
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, renewal term, percentage													1.02
Future minimum lease payments
2017													$ 600,000
Aria Subleases
Operating Leased Assets [Line Items]
Operating lease, renewal term										15 years
Future minimum lease payments
Annual rent, per agreement										$ 4,200,000
Skyline Lease
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage				0.025
Renewal term (in years)				5 years
Operating lease renewal terms | renewal_term				2
Future minimum lease payments
Annual rent, per agreement				$ 5,400,000
Initial lease term (in years)				15 years
Amount of asset purchase agreement				$ 55,000,000
Payments for deposits with other institutions	$ 1,800,000	$ 1,000,000	$ 1,000,000
Proceeds from sale of property and equipment			51,000,000	52,000,000
Minimum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage									0.020
Maximum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage									0.030
Savannah Beach
Future minimum lease payments
Annual rent, per agreement							$ 300,000		$ 300,000
Oceanside
Future minimum lease payments
Annual rent, per agreement							400,000		400,000
Jeffersonville
Future minimum lease payments
Annual rent, per agreement							600,000		$ 600,000
Variable Interest Entity, Not Primary Beneficiary | Peach Health Care
Future minimum lease payments
Number of facilities | facility									3
Loans receivable									$ 1,000,000
LOC fixed interest rate (percent)									13.50%
Outstanding amount							$ 1,000,000		$ 700,000
Operating Leases, Future Minimum Payments Receivable [Abstract]
Short-term debt									2,500,000
Notes Receivable | Skyline Lease
Future minimum lease payments
Financing receivable, Net			$ 3,000,000	$ 3,000,000
Notes Receivable | HAH
Future minimum lease payments
Outstanding principal amount of note									$ 1,000,000	$ 1,700,000